Leases - Other supplemental (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Leases
Cash payments for operating leases	¥ 2,302,946	$ 329,317	¥ 2,041,347	¥ 1,075,598
ROU assets obtained in exchange for new operating lease liabilities	¥ 2,279,851	$ 326,014	¥ 2,968,352	¥ 3,918,460